Events (unaudited) subsequent to the date of the report of the independent registered public accounting firm - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended
	Apr. 26, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Proceeds received from the disposal of business		$ 796
Neubase Therapeutics Inc [Member]
Subsequent Event [Line Items]
Investment owned number of shares placed in escrow account	162,260
Neubase Therapeutics Inc [Member] | Investment In PNAI [Member]
Subsequent Event [Line Items]
Proceeds received from the disposal of business	$ 796
Disposal group including discontinued operations shares received for disposal	308,635
Investments owned market value	$ 1,759